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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2010 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 94.1%
		Consumer Discretionary: 3.7%
$250,000		Time Warner Cable, Inc., 5.000%, due 02/01/20		$257,752
				257,752
		Energy: 19.0%
250,000		Apache Corp., 3.625%, due 02/01/21		241,763
100,000		NuStar Logistics L.P., 6.050%, due 03/15/13		106,404
100,000		Plains All American Pipeline L.P., 4.250%, due 09/01/12		104,321
100,000		Plains All American Pipeline LP, 5.750%, due 01/15/20		106,702
250,000		Total Capital S.A., 3.000%, due 06/24/15		255,509
250,000		Valero Energy Corp., 6.875%, due 04/15/12		266,128
250,000		Williams Partners L.P., 3.800%, due 02/15/15		258,596
				1,339,423
		Financials: 36.6%
50,000		American Express Bank FSB, 5.550%, due 10/17/12		53,504
150,000		American Express Credit Corp., 2.750%, due 09/15/15		147,714
100,000		American Express Credit Corp., 5.875%, due 05/02/13		108,813
250,000		Bank of America Corp., 5.625%, due 07/01/20		255,339
100,000		Caterpillar Financial Services Corp., 1.900%, due 12/17/12		101,666
150,000		Caterpillar Financial Services Corp., 2.750%, due 06/24/15		152,339
250,000		Citigroup, Inc., 4.875%, due 05/07/15		255,598
200,000		Credit Suisse AG, 5.400%, due 01/14/20		204,618
250,000		General Electric Capital Corp., 4.375%, due 09/16/20		246,520
150,000		Genworth Financial, Inc., 5.650%, due 06/15/12		156,455
150,000		Golden West Financial Corp., 4.750%, due 10/01/12		158,771
250,000		JPMorgan Chase & Co., 5.125%, due 09/15/14		266,240
100,000		Metlife, Inc., 5.000%, due 11/24/13		108,429
250,000		Morgan Stanley, 4.100%, due 01/26/15		253,864
100,000		Wachovia Corp., 5.500%, due 05/01/13		108,880
				2,578,750
		Health Care: 3.7%
250,000		Novartis Capital Corp., 2.900%, due 04/24/15		257,080
				257,080
		Industrials: 10.0%
200,000		Boeing Co., 3.750%, due 11/20/16		209,535
250,000		Canadian Pacific Railway Co., 4.450%, due 03/15/23		242,472
222,000		CSX Corp., 6.250%, due 04/01/15		252,525
				704,532
		Information Technology: 3.9%
100,000		Cisco Systems, Inc., 4.950%, due 02/15/19		109,160
50,000		International Business Machines Corp., 5.700%, due 09/14/17		57,469
100,000		Xerox Corp., 4.250%, due 02/15/15		104,735
				271,364
		Materials: 3.9%
250,000		Dow Chemical Co., 5.900%, due 02/15/15		277,053
				277,053
		Telecommunication Services: 6.2%
150,000		BellSouth Corp., 5.200%, due 09/15/14		163,891
150,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14		165,524
100,000		Verizon Virginia, Inc., 4.625%, due 03/15/13		105,672
				435,087
		Utilities: 7.1%
50,000		Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16		56,340
100,000		Detroit Edison Co., 3.450%, due 10/01/20		95,767
250,000		Public Service Co. of Colorado, 3.200%, due 11/15/20		236,212
102,000		Public Service Co. of Oklahoma, 6.150%, due 08/01/16		114,443
				502,762
		Total Investments in Securities
		(Cost $6,537,819)*	94.1%	$6,623,803
		Other Assets and Liabilities - Net	5.9	414,804
		Net Assets	100.0%	$7,038,607

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$144,822
		Gross Unrealized Depreciation		(58,838)
		Net Unrealized Appreciation		$85,984

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of December 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	12/31/2010
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$6,623,803	$—	$6,623,803
Total Investments, at value	$—	$6,623,803	$—	$6,623,803

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 24, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 24, 2011